ENTITY-WIDE DISCLOSURE (Schedule of Total Revenues by Geographical Location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 84,556	$ 77,973	$ 75,359
Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	25,460	25,870	22,739
Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	59,096	52,103	52,620
ISRAEL | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	3,249	5,532	3,355
ISRAEL | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	3,913	2,213	3,543
UNITED STATES | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	15,616	13,716	12,284
UNITED STATES | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	40,954	34,231	34,765
Other [Member] | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	6,595	6,622	7,100
Other [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 14,229	$ 15,659	$ 14,312